Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued royalty (see Note 12)	$ 62,500	$ 150,000
Accrued payroll	36,056	22,481
Professional services	6,143,825	58,021
Engineering consulting		1,700
Business development	129,342	1,425
Accrued other	409,516	10,813
Total	$ 6,781,239	$ 244,440